Restructuring Costs (Tables)	6 Months Ended
Jun. 30, 2019
Restructuring Costs
Schedule of restructuring costs

			Unreviewed	[58]	Unreviewed	[58]
	H1 2019	H1 2018	Q2 2019		Q2 2018
	$m	$m	$m		$m
Cost of sales	52	55	14		23
Research and development expense	64	58	30		31
Selling, general and administrative costs	110	84	79		48
Other operating income and expense	-	(10)	-		(10)
Total	226	187	123		92